Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	As of June 30,
	2024	2023
Right of use assets	$700,108	$629,487

Operating lease liabilities, current	$124,512	$325,394
Operating lease liabilities, noncurrent	503,847	136,395
Total operating lease liabilities	$628,359	$461,789

Schedule of Other Information about Leases	Other information about the Company’s leases is as follows:
	For the Years Ended June 30,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$167,049	$622,188	$698,602

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$656,562	$32,958	$738,894

Weighted average remaining lease term (years)	3.14	1.61	2.09
Weighted average discount rate	4.75%	4.75%	4.75%

Schedule of Maturity Analysis of Operating Lease Liabilities	The Company’s maturity analysis of operating lease liabilities as of June 30, 2024 is as follows:
Operating
For the Year Ended June 30,	leases
2025	$147,897
2026	234,399
2027	234,399
2028	58,600
Total lease payments	675,295
Less: Imputed interest	(46,936)
Present value of lease liabilities	628,359
Less: Operating lease liabilities, current	(124,512)
Operating lease liabilities, noncurrent	$503,847